COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	85.4%
BANK LOAN	1.3%
Ares Dynamic Credit Allocation Fund, Inc.		180,692	$2,715,801
Nuveen Credit Strategies Income Fund		334,627	2,175,075

			4,890,876

COMMODITIES—FOREIGN	3.1%
Sprott Physical Gold and Silver Trust (Canada)(a)		380,000	6,600,600
Sprott Physical Gold Trust (Canada)(a)		26,883	360,501
Sprott Physical Platinum & Palladium Trust (Canada)(a)		106,981	2,028,360
Sprott Physical Silver Trust (Canada)(a)		263,236	2,311,212

			11,300,673

CONVERTIBLE	1.4%
Calamos Convertible Opportunities and Income Fund		120,747	1,717,022
Virtus AllianzGI Convertible & Income Fund		222,255	1,257,963
Virtus AllianzGI Convertible & Income Fund II		288,088	1,434,678
Virtus AllianzGI Diversified Income & Convertible Fund		23,922	751,869

			5,161,532

DIVERSIFIED EMERGING MARKETS EQUITY	0.3%
Templeton Emerging Markets Fund		54,495	1,040,854

DIVERSIFIED EMERGING MARKETS EQUITY—FOREIGN	0.2%
Templeton Emerging Markets Investment Trust PLC (United Kingdom)		63,161	881,186

DIVERSIFIED MUNICIPAL	6.9%
BlackRock Long-Term Municipal Advantage Trust		22,560	285,610
BlackRock Muni Intermediate Duration Fund, Inc.		94,016	1,414,001
BlackRock MuniEnhanced Fund, Inc.		78,970	933,425
BlackRock MuniHoldings Fund, Inc.		45,695	731,120
BlackRock MuniHoldings Quality Fund II, Inc.		74,174	993,932
BlackRock MuniVest Fund, Inc.		268,556	2,497,571
BlackRock MuniYield Quality Fund III, Inc.		143,512	2,046,481
BlackRock MuniYield Quality Fund, Inc.		17,517	278,345
Nuveen AMT-Free Municipal Credit Income Fund		139,620	2,359,578
Nuveen AMT-Free Quality Municipal Income Fund		219,349	3,250,752
Nuveen Municipal Credit Income Fund		177,572	2,869,563
Nuveen Municipal Credit Opportunities Fund		197,159	2,766,141
Nuveen Quality Municipal Income Fund		307,688	4,658,396

			25,084,915

		Shares	Value
GLOBAL EQUITY	2.7%
Aberdeen Total Dynamic Dividend Fund		500,931	$4,773,872
BlackRock Science & Technology Trust II		141,926	5,065,339

			9,839,211

HIGH YIELD	5.8%
Apollo Senior Floating Rate Fund, Inc.		220,128	3,271,102
Apollo Tactical Income Fund, Inc.		35,964	535,144
BlackRock Corporate High Yield Fund, Inc.		62,896	738,399
Blackstone Senior Floating Rate Term Fund		165,206	2,570,605
New America High Income Fund, Inc.		224,911	2,037,694
PGIM Global High Yield Fund, Inc.		233,143	3,478,494
PGIM High Yield Bond Fund, Inc.		232,738	3,644,677
Wells Fargo Income Opportunities Fund		562,341	4,746,158

			21,022,273

INVESTMENT GRADE	0.7%
BlackRock Credit Allocation Income Trust IV		162,467	2,385,016

LIMITED DURATION	0.1%
BlackRock Limited Duration Income Trust		13,461	225,472

MASTER LIMITED PARTNERSHIPS	3.0%
First Trust Energy Income and Growth Fund		144,299	1,932,164
First Trust Energy Infrastructure Fund		177,615	2,198,874
First Trust MLP and Energy Income Fund		440,973	3,047,123
First Trust New Opportunities MLP & Energy Fund		676,039	3,603,288

			10,781,449

MULTI-SECTOR	10.7%
BlackRock Core Bond Trust		93,534	1,468,484
BlackRock Multi-Sector Income Trust		245,218	4,418,828
Calamos Convertible and High Income Fund		160,275	2,389,700
DoubleLine Income Solutions Fund		151,297	2,747,553
Invesco Dynamic Credit Opportunities Fund		160,253	1,822,076
PIMCO Dynamic Credit Income Fund		312,407	6,957,304
PIMCO Dynamic Income Fund		122,478	3,447,756
PIMCO Dynamic Income Opportunities Fund		284,581	5,711,541
PIMCO High Income Fund		830,547	5,597,887
PIMCO Income Opportunity Fund		114,779	3,018,688
PIMCO Income Strategy Fund II		143,157	1,471,654

			39,051,471

		Shares	Value
OPTION INCOME	11.8%
BlackRock Enhanced Capital and Income Fund, Inc.		298,912	$5,771,991
Eaton Vance Enhanced Equity Income Fund		260,015	4,373,452
Eaton Vance Tax-Managed Diversified Equity Income Fund		787,527	10,056,720
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		576,258	5,946,983
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		1,158,764	10,776,505
Guggenheim Enhanced Equity Income Fund		512,607	3,695,896
Nuveen S&P 500 Buy-Write Income Fund		163,322	2,201,581

			42,823,128

PREFERRED	4.9%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.		69,355	2,088,973
Flaherty & Crumrine Preferred Securities Income Fund, Inc.		62,896	1,473,653
John Hancock Preferred Income Fund		54,955	1,135,920
John Hancock Preferred Income Fund III		179,732	3,271,122
Nuveen Preferred & Income Securities Fund		181,507	1,764,248
Nuveen Preferred & Income Term Fund		109,900	2,748,599
Nuveen Preferred Income Opportunities Fund		563,248	5,345,224

			17,827,739

REAL ESTATE	2.0%
Aberdeen Global Premier Properties Fund		325,132	1,934,535
CBRE Clarion Global Real Estate Income Fund		153,476	1,198,648
Nuveen Real Asset Income and Growth Fund		154,581	2,275,432
Nuveen Real Estate Income Fund		202,267	1,939,741

			7,348,356

SECTOR EQUITY	3.3%
Blackrock Health Science Trust II		76,361	2,008,294
Tekla Healthcare Investors		143,397	3,500,321
Tekla Healthcare Opportunities Fund		143,353	3,115,061
Tekla Life Sciences Investors		165,595	3,263,877

			11,887,553

SHORT DURATION	1.7%
Eaton Vance Limited Duration Income Fund		477,322	6,028,577

U.S. GENERAL EQUITY	24.5%
Adams Diversified Equity Fund, Inc.		743,396	13,574,411
Boulder Growth & Income Fund, Inc.		101,214	1,273,272

		Shares	Value
Eaton Vance Tax-Advantaged Dividend Income Fund		484,000	$12,714,680
Eaton Vance Tax-Advantaged Global Dividend Income Fund		587,667	11,218,563
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund		76,421	2,007,580
Gabelli Dividend & Income Trust		656,289	15,724,684
General American Investors Co., Inc.		124,531	4,961,315
John Hancock Tax-Advantaged Dividend Income Fund		119,379	2,804,213
Liberty All-Star Equity Fund		913,862	6,972,767
Nuveen Core Equity Alpha Fund		299,912	4,561,661
Royce Value Trust, Inc.		734,590	13,303,425

			89,116,571

U.S. HYBRID	1.0%
Virtus AllianzGI Equity & Convertible Income Fund		133,269	3,732,865

TOTAL CLOSED-END FUNDS (Identified cost—$282,415,653)			310,429,717

EXCHANGE-TRADED FUNDS	13.9%
COMMODITIES	1.0%
iShares Silver Trust(a)		161,379	3,663,303

HIGH YIELD	0.2%
iShares iBoxx High Yield Corporate Bond ETF		10,453	911,293

REAL ESTATE	0.7%
Vanguard Real Estate ETF Trust		27,922	2,564,915

SECTOR EQUITY	1.3%
iShares Nasdaq Biotechnology ETF		13,817	2,080,288
Invesco S&P 500 Equal Weight Consumer Discretionary ETF		19,079	2,691,093

			4,771,381

U.S. GENERAL EQUITY	10.7%
iShares Russell 2000 ETF		31,269	6,908,573
SPDR S&P 500 ETF Trust		24,298	9,630,026
Consumer Discretionary Select Sector SPDR ETF		68,871	11,575,149
Invesco S&P 500 Equal Weight ETF		12,769	1,808,857
Vanguard S&P 500 ETF		24,437	8,902,399

			38,825,004

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$37,855,031)			50,735,896

		Shares	Value
COMMON STOCK—FINANCIAL	0.5%
Berkshire Hathaway, Inc., Class B(a)		6,843	$1,748,181

TOTAL COMMON STOCK (Identified cost—$1,744,534)			1,748,181

SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(b)		614,366	614,366

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$614,366)			614,366

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$322,629,584)	100.0%		363,528,160
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		60,188

NET ASSETS (Equivalent to $13.33 per share based on 27,269,903 shares of common stock outstanding)	100.0%		$363,588,348

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$310,429,717	$310,429,717	$—	$—
Exchange-Traded Funds	50,735,896	50,735,896	—	—
Common Stock	1,748,181	1,748,181	—	—
Short-Term Investments	614,366	—	614,366	—

Total Investments in Securities(a)	$363,528,160	$362,913,794	$614,366	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.